Right-of-use assets and Lease liabilities - Details of Current Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 22,196	$ 23,011
Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	23,579	25,128
Nominal amounts | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6,138	6,702
Nominal amounts | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	17,441	18,426
Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	22,196	23,011
Amounts at amortized cost | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5,707	6,106
Amounts at amortized cost | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 16,489	$ 16,905
Contract Supplier | Nova Andino Litio SpA 1 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.69%
Contract Supplier | Nova Andino Litio SpA 2 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.66%
Contract Supplier | SQM Industrial S.A. 1 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	6.02%	2.45%
Contract Supplier | SQM Industrial S.A. 2 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.49%
Contract Supplier | SQM Industrial S.A. 3 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.04%
Contract Supplier | Soquimich Comercial S.A. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	4.35%	3.75%
Contract Supplier | Orcoma SpA | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	6.80%
Contract Supplier | SQM S.A. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.04%
Contract Supplier | SQM Nitratos S.A. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.04%
Contract Supplier | SIT S.A. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.04%
Contract Supplier | SQM Australia Pty | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.03%	5.36%
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	8.77%	6.37%
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	4.98%
Contract Supplier | SQM Europe N.V. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.07%	3.07%
Contract Supplier | SQM North América Corp. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.32%	5.25%
Contract Supplier | SQM África Pty | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	9.17%	9.20%
Contract Supplier | SQM Colombia S.A.S. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	13.98%	12.86%
Contract Supplier | SQM Iberian | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.25%	3.25%
Contract Supplier | SQM Comercial Perú S.A.C. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	6.16%
Contract Supplier | SQM India Private Limited | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	4.96%	2.84%
Contract Supplier | Soquimich Comercial Brasil | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.56%
Contract Supplier | SQM Japan Co. Ltd. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.38%	2.38%
Contract Supplier | SQM Shanghai Industrial Co. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.46%
Contract Supplier | SQM Lithium Japan Co. Ltd. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.18%
Contract Supplier | SQM (Shanghai) Chemicals Co. Ltd. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.23%
Contract Supplier | SQM Ecuador S.A. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	10.67%
Contract Supplier | SQM Salar SpA. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		3.42%
Contract Supplier | SQM Salar SpA. 1 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		2.47%
Contract Supplier | SQM Industrial S.A. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		3.52%
Contract Supplier | Orcoma SPA | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		6.80%
Contract Supplier | Orcoma SpA 1 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		2.35%
Contract Supplier | SQM Comercial de México S.A. de C.V. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		5.05%
Contract Supplier | SQM Commercial Peru S.A.C. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		6.83%
Contract Supplier | SQM Comercial Brasil | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		2.55%
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		2.46%
Contract Supplier | Nominal amounts | Nova Andino Litio SpA 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 7,072
Contract Supplier | Nominal amounts | Nova Andino Litio SpA 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,792
Contract Supplier | Nominal amounts | Nova Andino Litio SpA 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5,280
Contract Supplier | Nominal amounts | Nova Andino Litio SpA 2
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4,652
Contract Supplier | Nominal amounts | Nova Andino Litio SpA 2 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,221
Contract Supplier | Nominal amounts | Nova Andino Litio SpA 2 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	3,431
Contract Supplier | Nominal amounts | SQM Industrial S.A. 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	37	$ 2,569
Contract Supplier | Nominal amounts | SQM Industrial S.A. 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	14	658
Contract Supplier | Nominal amounts | SQM Industrial S.A. 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	23	1,911
Contract Supplier | Nominal amounts | SQM Industrial S.A. 2
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,886
Contract Supplier | Nominal amounts | SQM Industrial S.A. 2 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	471
Contract Supplier | Nominal amounts | SQM Industrial S.A. 2 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,415
Contract Supplier | Nominal amounts | SQM Industrial S.A. 3
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	222
Contract Supplier | Nominal amounts | SQM Industrial S.A. 3 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	55
Contract Supplier | Nominal amounts | SQM Industrial S.A. 3 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	167
Contract Supplier | Nominal amounts | Soquimich Comercial S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,287	1,290
Contract Supplier | Nominal amounts | Soquimich Comercial S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	364	336
Contract Supplier | Nominal amounts | Soquimich Comercial S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	923	954
Contract Supplier | Nominal amounts | Orcoma SpA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	9
Contract Supplier | Nominal amounts | Orcoma SpA | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2
Contract Supplier | Nominal amounts | Orcoma SpA | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7
Contract Supplier | Nominal amounts | SQM S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	143
Contract Supplier | Nominal amounts | SQM S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	36
Contract Supplier | Nominal amounts | SQM S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	107
Contract Supplier | Nominal amounts | SQM Nitratos S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	116
Contract Supplier | Nominal amounts | SQM Nitratos S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	29
Contract Supplier | Nominal amounts | SQM Nitratos S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	87
Contract Supplier | Nominal amounts | SIT S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	157
Contract Supplier | Nominal amounts | SIT S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	39
Contract Supplier | Nominal amounts | SIT S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	118
Contract Supplier | Nominal amounts | SQM Australia Pty
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,336	2,686
Contract Supplier | Nominal amounts | SQM Australia Pty | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	334	687
Contract Supplier | Nominal amounts | SQM Australia Pty | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,002	1,999
Contract Supplier | Nominal amounts | SQM Comercial De México S.A. De C.V. 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,197	854
Contract Supplier | Nominal amounts | SQM Comercial De México S.A. De C.V. 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	295	317
Contract Supplier | Nominal amounts | SQM Comercial De México S.A. De C.V. 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	902	537
Contract Supplier | Nominal amounts | SQM Comercial De México S.A. De C.V. 2
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,635
Contract Supplier | Nominal amounts | SQM Comercial De México S.A. De C.V. 2 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	768
Contract Supplier | Nominal amounts | SQM Comercial De México S.A. De C.V. 2 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,867
Contract Supplier | Nominal amounts | SQM Europe N.V.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	485	485
Contract Supplier | Nominal amounts | SQM Europe N.V. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	121	121
Contract Supplier | Nominal amounts | SQM Europe N.V. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	364	364
Contract Supplier | Nominal amounts | SQM North América Corp.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	342	295
Contract Supplier | Nominal amounts | SQM North América Corp. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	85	74
Contract Supplier | Nominal amounts | SQM North América Corp. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	257	221
Contract Supplier | Nominal amounts | SQM África Pty
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	648	1,299
Contract Supplier | Nominal amounts | SQM África Pty | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	163	370
Contract Supplier | Nominal amounts | SQM África Pty | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	485	929
Contract Supplier | Nominal amounts | SQM Colombia S.A.S.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	394	266
Contract Supplier | Nominal amounts | SQM Colombia S.A.S. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	99	66
Contract Supplier | Nominal amounts | SQM Colombia S.A.S. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	295	200
Contract Supplier | Nominal amounts | SQM Iberian
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	61	61
Contract Supplier | Nominal amounts | SQM Iberian | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	15	15
Contract Supplier | Nominal amounts | SQM Iberian | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	46	46
Contract Supplier | Nominal amounts | SQM Comercial Perú S.A.C.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	155
Contract Supplier | Nominal amounts | SQM Comercial Perú S.A.C. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	39
Contract Supplier | Nominal amounts | SQM Comercial Perú S.A.C. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	116
Contract Supplier | Nominal amounts | SQM India Private Limited
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	20	35
Contract Supplier | Nominal amounts | SQM India Private Limited | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	11	9
Contract Supplier | Nominal amounts | SQM India Private Limited | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	9	26
Contract Supplier | Nominal amounts | Soquimich Comercial Brasil
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	39
Contract Supplier | Nominal amounts | Soquimich Comercial Brasil | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	10
Contract Supplier | Nominal amounts | Soquimich Comercial Brasil | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	29
Contract Supplier | Nominal amounts | SQM Japan Co. Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	14	28
Contract Supplier | Nominal amounts | SQM Japan Co. Ltd. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7	7
Contract Supplier | Nominal amounts | SQM Japan Co. Ltd. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7	21
Contract Supplier | Nominal amounts | SQM Shanghai Industrial Co.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	121
Contract Supplier | Nominal amounts | SQM Shanghai Industrial Co. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	30
Contract Supplier | Nominal amounts | SQM Shanghai Industrial Co. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	91
Contract Supplier | Nominal amounts | SQM Lithium Japan Co. Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	29
Contract Supplier | Nominal amounts | SQM Lithium Japan Co. Ltd. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7
Contract Supplier | Nominal amounts | SQM Lithium Japan Co. Ltd. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	22
Contract Supplier | Nominal amounts | SQM (Shanghai) Chemicals Co. Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	459
Contract Supplier | Nominal amounts | SQM (Shanghai) Chemicals Co. Ltd. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	115
Contract Supplier | Nominal amounts | SQM (Shanghai) Chemicals Co. Ltd. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	344
Contract Supplier | Nominal amounts | SQM Ecuador S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	63
Contract Supplier | Nominal amounts | SQM Ecuador S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	16
Contract Supplier | Nominal amounts | SQM Ecuador S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	47
Contract Supplier | Nominal amounts | SQM Salar SpA.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		11,251
Contract Supplier | Nominal amounts | SQM Salar SpA. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		2,813
Contract Supplier | Nominal amounts | SQM Salar SpA. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		8,438
Contract Supplier | Nominal amounts | SQM Salar SpA. 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		1,426
Contract Supplier | Nominal amounts | SQM Salar SpA. 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		361
Contract Supplier | Nominal amounts | SQM Salar SpA. 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		1,065
Contract Supplier | Nominal amounts | SQM Industrial S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		123
Contract Supplier | Nominal amounts | SQM Industrial S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		65
Contract Supplier | Nominal amounts | SQM Industrial S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		58
Contract Supplier | Nominal amounts | Orcoma SPA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		9
Contract Supplier | Nominal amounts | Orcoma SPA | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		2
Contract Supplier | Nominal amounts | Orcoma SPA | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		7
Contract Supplier | Nominal amounts | Orcoma SpA 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		2
Contract Supplier | Nominal amounts | Orcoma SpA 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		1
Contract Supplier | Nominal amounts | Orcoma SpA 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		1
Contract Supplier | Nominal amounts | SQM Comercial de México S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		2,189
Contract Supplier | Nominal amounts | SQM Comercial de México S.A. de C.V. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		734
Contract Supplier | Nominal amounts | SQM Comercial de México S.A. de C.V. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		1,455
Contract Supplier | Nominal amounts | SQM Commercial Peru S.A.C.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		122
Contract Supplier | Nominal amounts | SQM Commercial Peru S.A.C. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		31
Contract Supplier | Nominal amounts | SQM Commercial Peru S.A.C. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		91
Contract Supplier | Nominal amounts | SQM Comercial Brasil
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		18
Contract Supplier | Nominal amounts | SQM Comercial Brasil | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		5
Contract Supplier | Nominal amounts | SQM Comercial Brasil | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		13
Contract Supplier | Nominal amounts | SQM (Shanghai) Industrial Co, Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		120
Contract Supplier | Nominal amounts | SQM (Shanghai) Industrial Co, Ltd. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		30
Contract Supplier | Nominal amounts | SQM (Shanghai) Industrial Co, Ltd. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		90
Contract Supplier | Amounts at amortized cost | Nova Andino Litio SpA 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6,697
Contract Supplier | Amounts at amortized cost | Nova Andino Litio SpA 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,665
Contract Supplier | Amounts at amortized cost | Nova Andino Litio SpA 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5,032
Contract Supplier | Amounts at amortized cost | Nova Andino Litio SpA 2
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4,272
Contract Supplier | Amounts at amortized cost | Nova Andino Litio SpA 2 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,098
Contract Supplier | Amounts at amortized cost | Nova Andino Litio SpA 2 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	3,174
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A. 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	36	2,313
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A. 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	13	589
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A. 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	23	1,724
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A. 2
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,686
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A. 2 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	417
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A. 2 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,269
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A. 3
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	180
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A. 3 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	44
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A. 3 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	136
Contract Supplier | Amounts at amortized cost | Soquimich Comercial S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,201	1,198
Contract Supplier | Amounts at amortized cost | Soquimich Comercial S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	337	324
Contract Supplier | Amounts at amortized cost | Soquimich Comercial S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	864	874
Contract Supplier | Amounts at amortized cost | Orcoma SpA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5
Contract Supplier | Amounts at amortized cost | Orcoma SpA | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1
Contract Supplier | Amounts at amortized cost | Orcoma SpA | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4
Contract Supplier | Amounts at amortized cost | SQM S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	117
Contract Supplier | Amounts at amortized cost | SQM S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	29
Contract Supplier | Amounts at amortized cost | SQM S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	88
Contract Supplier | Amounts at amortized cost | SQM Nitratos S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	94
Contract Supplier | Amounts at amortized cost | SQM Nitratos S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	23
Contract Supplier | Amounts at amortized cost | SQM Nitratos S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	71
Contract Supplier | Amounts at amortized cost | SIT S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	127
Contract Supplier | Amounts at amortized cost | SIT S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	31
Contract Supplier | Amounts at amortized cost | SIT S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	96
Contract Supplier | Amounts at amortized cost | SQM Australia Pty
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,336	2,672
Contract Supplier | Amounts at amortized cost | SQM Australia Pty | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	334	683
Contract Supplier | Amounts at amortized cost | SQM Australia Pty | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,002	1,989
Contract Supplier | Amounts at amortized cost | SQM Comercial De México S.A. De C.V. 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,123	765
Contract Supplier | Amounts at amortized cost | SQM Comercial De México S.A. De C.V. 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	288	290
Contract Supplier | Amounts at amortized cost | SQM Comercial De México S.A. De C.V. 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	835	475
Contract Supplier | Amounts at amortized cost | SQM Comercial De México S.A. De C.V. 2
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,710
Contract Supplier | Amounts at amortized cost | SQM Comercial De México S.A. De C.V. 2 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	772
Contract Supplier | Amounts at amortized cost | SQM Comercial De México S.A. De C.V. 2 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,938
Contract Supplier | Amounts at amortized cost | SQM Europe N.V.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	405	393
Contract Supplier | Amounts at amortized cost | SQM Europe N.V. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	100	97
Contract Supplier | Amounts at amortized cost | SQM Europe N.V. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	305	296
Contract Supplier | Amounts at amortized cost | SQM North América Corp.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	322	272
Contract Supplier | Amounts at amortized cost | SQM North América Corp. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	79	68
Contract Supplier | Amounts at amortized cost | SQM North América Corp. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	243	204
Contract Supplier | Amounts at amortized cost | SQM África Pty
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	552	1,139
Contract Supplier | Amounts at amortized cost | SQM África Pty | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	134	316
Contract Supplier | Amounts at amortized cost | SQM África Pty | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	418	823
Contract Supplier | Amounts at amortized cost | SQM Colombia S.A.S.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	394	266
Contract Supplier | Amounts at amortized cost | SQM Colombia S.A.S. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	99	66
Contract Supplier | Amounts at amortized cost | SQM Colombia S.A.S. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	295	200
Contract Supplier | Amounts at amortized cost | SQM Iberian
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	60	58
Contract Supplier | Amounts at amortized cost | SQM Iberian | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	15	14
Contract Supplier | Amounts at amortized cost | SQM Iberian | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	45	44
Contract Supplier | Amounts at amortized cost | SQM Comercial Perú S.A.C.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	155
Contract Supplier | Amounts at amortized cost | SQM Comercial Perú S.A.C. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	39
Contract Supplier | Amounts at amortized cost | SQM Comercial Perú S.A.C. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	116
Contract Supplier | Amounts at amortized cost | SQM India Private Limited
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	20	35
Contract Supplier | Amounts at amortized cost | SQM India Private Limited | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	11	9
Contract Supplier | Amounts at amortized cost | SQM India Private Limited | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	9	26
Contract Supplier | Amounts at amortized cost | Soquimich Comercial Brasil
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	37
Contract Supplier | Amounts at amortized cost | Soquimich Comercial Brasil | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	9
Contract Supplier | Amounts at amortized cost | Soquimich Comercial Brasil | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	28
Contract Supplier | Amounts at amortized cost | SQM Japan Co. Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	14	28
Contract Supplier | Amounts at amortized cost | SQM Japan Co. Ltd. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7	7
Contract Supplier | Amounts at amortized cost | SQM Japan Co. Ltd. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7	21
Contract Supplier | Amounts at amortized cost | SQM Shanghai Industrial Co.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	117
Contract Supplier | Amounts at amortized cost | SQM Shanghai Industrial Co. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	29
Contract Supplier | Amounts at amortized cost | SQM Shanghai Industrial Co. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	88
Contract Supplier | Amounts at amortized cost | SQM Lithium Japan Co. Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	29
Contract Supplier | Amounts at amortized cost | SQM Lithium Japan Co. Ltd. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7
Contract Supplier | Amounts at amortized cost | SQM Lithium Japan Co. Ltd. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	22
Contract Supplier | Amounts at amortized cost | SQM (Shanghai) Chemicals Co. Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	444
Contract Supplier | Amounts at amortized cost | SQM (Shanghai) Chemicals Co. Ltd. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	110
Contract Supplier | Amounts at amortized cost | SQM (Shanghai) Chemicals Co. Ltd. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	334
Contract Supplier | Amounts at amortized cost | SQM Ecuador S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	63
Contract Supplier | Amounts at amortized cost | SQM Ecuador S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	16
Contract Supplier | Amounts at amortized cost | SQM Ecuador S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 47
Contract Supplier | Amounts at amortized cost | SQM Salar SpA.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		10,073
Contract Supplier | Amounts at amortized cost | SQM Salar SpA. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		2,482
Contract Supplier | Amounts at amortized cost | SQM Salar SpA. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		7,591
Contract Supplier | Amounts at amortized cost | SQM Salar SpA. 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		1,356
Contract Supplier | Amounts at amortized cost | SQM Salar SpA. 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		339
Contract Supplier | Amounts at amortized cost | SQM Salar SpA. 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		1,017
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		120
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		64
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		56
Contract Supplier | Amounts at amortized cost | Orcoma SPA
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		6
Contract Supplier | Amounts at amortized cost | Orcoma SPA | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		2
Contract Supplier | Amounts at amortized cost | Orcoma SPA | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		4
Contract Supplier | Amounts at amortized cost | Orcoma SpA 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		2
Contract Supplier | Amounts at amortized cost | Orcoma SpA 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		1
Contract Supplier | Amounts at amortized cost | Orcoma SpA 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		1
Contract Supplier | Amounts at amortized cost | SQM Comercial de México S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		2,062
Contract Supplier | Amounts at amortized cost | SQM Comercial de México S.A. de C.V. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		692
Contract Supplier | Amounts at amortized cost | SQM Comercial de México S.A. de C.V. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		1,370
Contract Supplier | Amounts at amortized cost | SQM Commercial Peru S.A.C.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		122
Contract Supplier | Amounts at amortized cost | SQM Commercial Peru S.A.C. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		31
Contract Supplier | Amounts at amortized cost | SQM Commercial Peru S.A.C. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		91
Contract Supplier | Amounts at amortized cost | SQM Comercial Brasil
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		17
Contract Supplier | Amounts at amortized cost | SQM Comercial Brasil | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		4
Contract Supplier | Amounts at amortized cost | SQM Comercial Brasil | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		13
Contract Supplier | Amounts at amortized cost | SQM (Shanghai) Industrial Co, Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		114
Contract Supplier | Amounts at amortized cost | SQM (Shanghai) Industrial Co, Ltd. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		28
Contract Supplier | Amounts at amortized cost | SQM (Shanghai) Industrial Co, Ltd. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		$ 86